Fair Value Summary of Changes in Fair Value Associated With Level 3 Assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Apr. 01, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	$ 0.0	$ 39.4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0.1	(1.9)
Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0.0	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0.0	(0.4)
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Period Increase (Decrease)		69.3
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0.0	39.4	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0.0	(1.4)	[1]
Asset-backed Securities | Fixed maturities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0.0	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	$ 0.0	$ (0.4)
ARX Holding Corp.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ownership interest prior to acquisition				5.00%

[1]	The $69.3 million decrease during the year reflects the reclassification of our 5% interest in ARX upon our acquisition of a controlling interest in ARX. The $39.4 million reflects our inception-to-date gain recognized, including the $1.4 million reduction in valuation that occurred during the first six months of 2015.